UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:		Healy Circle Capital, LLC

Address:  	444 Madison Avenue, 34th Floor
          	New York, NY  10022


13F File Number: 28-12777

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Marc Sulam
Title:  Managing Member
Phone:  212-446-2443


Signature, Place and Date of Signing:

      Marc Sulam		    New York, NY	     May 14, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]


Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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			      Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:   36

Form 13F Information Table Value Total: $ 69,989


List of Other Included Managers:		NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.







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					FORM 13F INFORMATION TABLE


Name of 		Title of		Vaue	Shrs or  SH/  Put/	Invstmt	Other	Voting Authority
Issuer			Class	Cusip		($1,000)Prn Amt  Prn  Call	Dscretn	Mgrs	Sole  Shared  None
Aaron Rents Inc		Comm	002535201	1,866	 70000    SH		Sole		 70000
ABB Ltd			ADR	000375204	2,091	150000    SH		Sole		150000
ACE Limited		SHS	H0023R105	2,020    50000    SH            Sole		 50000
American Tower Corp	Comm	029912201	1,522	 50000	  SH		Sole		 50000
Anadarko Pete Corp	Comm	032511107	2,333	 60000    SH		Sole		 60000
Bank of America Corp	Comm    060505104       1,023   150000    SH            Sole            150000
Coca-Cola Enterprises	Comm	191219104	1,649	125000    SH		Sole		125000
Community Health SystemsComm	203668108	1,549	101000    SH		Sole		101000
Covanta Hldg Corp	Comm	22282E102	1,964	150000    SH		Sole		150000
Crown Holdings Inc	Comm	228368106	3,432	151000    SH		Sole		151000
FMC Corp		Comm	302491303	2,157	 50000    SH		Sole		 50000
Freeport-McMoRan Copper	Comm	35671D857	3,239	 85000    SH		Sole		 85000
FTI Consulting Inc	Comm	302941109	2,721	 55000	  SH		Sole		 55000
General Electric Co	Comm	369604103	2,477	245000    SH		Sole		245000
Goldman Sachs Group Inc Comm    38141G104       3,711    35000    SH            Sole             35000
Grace W R & Co		Comm	38388F108	1,076	170300	  SH		Sole		170300
Heckmann Corp		Comm	422680108	1,326	275000    SH		Sole		275000
Heckmann Corp		WTS	422680116	  193	253400	  SH		Sole		253400
iShares S&P Pref Stk IndETF	464288687	  912	 40000    SH		Sole		 40000
LKQ Corp		Comm	501889208	2,355	165000    SH		Sole		165000
Loews Corp		Comm	540424108	1,658	 75000    SH		Sole		 75000
Lubrizol Corp           Comm    549271104       1,360    40000    SH            Sole             40000
MasterCard Inc		Comm	57636Q104	1,675	 10000    SH		Sole		 10000
McDermott Intl Inc	Comm	580037109	3,013	225000    SH		Sole		225000
MYR Group Inc           Comm    55405W104	1,373    90000    SH            Sole             90000
Northern Trust Corp	Comm	665859104	2,094	 35000    SH		Sole		 35000
Nucor Corp		Comm	670346105	1,909	 50000    SH		Sole		 50000
O'Reilly Automotive Inc Comm    686091109       2,101    60000    SH            Sole             60000
Potash Corp SaskatchewanComm	73755L107	1,616	 20000    SH		Sole		 20000
Quanta Svcs Inc	 	Comm	74762E102	2,467	115000    SH		Sole		115000
SLM Corp		Comm	78442P9EA          44    70000    SH	Call	Sole		 70000
Staples Inc             Comm    855030102       1,630    90000    SH            Sole             90000
Tyco International	SHS	G9143X208	2,152	110000    SH		Sole		110000
U.S. Bancorp		Comm	902973304	1,899	130000    SH		Sole		130000
Wal-Mart Stores         Comm    931142103       2,866    55000    SH            Sole             55000
Walter Industries Inc  	Comm    93317Q105       2,516   110000    SH            Sole            110000


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